As filed with the Securities and Exchange Commission on March 12, 2015

Securities Act File No. 333-201593

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 3
Post-Effective Amendment No.

FULL CIRCLE CAPITAL CORPORATION

(Exact name of Registrant as specified in charter)

102 Greenwich Avenue, 2nd Floor
Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (203) 900-2100

John E. Stuart
Chairman
Full Circle Capital Corporation
102 Greenwich Avenue, 2nd Floor
Greenwich, CT 06830

(Name and address of agent for service)

COPIES TO:

Steven B. Boehm
John J. Mahon
Sutherland Asbill & Brennan LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001
(202) 383-0100

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Number Being Registered	Proposed Maximum Offering Price Per Share(1)	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Stock, $0.01 par value per share	11,949,034	$3.50	$41,821,619	$5,553.93	(3)
Rights to purchase common stock(2)	11,949,034	—	—	—

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	Evidencing the rights to subscribe for shares of common stock of the Registrant being registered herewith. Pursuant to Rule 457(g) of the Securities Act of 1933, no separate registration fee is required for the rights because the rights are being registered in the same registration statement as the common stock of the Registrant underlying the rights.
(3)	Previously paid. The offer and sale of shares of common stock pursuant to the basic subscription and over-subscription are being registered.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 (SEC File No. 333-201593) (the “Registration Statement”) is solely to amend Item 34 under Part C of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 consists only of a facing page to the Registration Statement, this explanatory note, Part C of the Registration Statement, including all exhibits identified as being filed herewith or incorporated by reference herein, and any other contents of the Registration Statement previously filed and incorporated by reference therein. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement previously included or incorporated by reference therein. As a result, the remainder of the contents of the Registration Statement, including Parts A and B thereto, previously filed as a part of Pre-Effective Amendment No. 2 thereto on March 10, 2015 are hereby incorporated by reference herein.

PART C — OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements

The following financial statements of Full Circle Capital Corporation (the “Registrant” or the “Company”) are included in Part A “Information Required to be in the Prospectus” of the Registration Statement.

2. Exhibits

Exhibit Number	Description
(a)(1)	Articles of Amendment and Restatement(2)
(a)(2)	Form of Articles Supplementary Establishing and Fixing the Rights and Preferences of the Term Preferred Shares(9)
(b)	Amended and Restated Bylaws(6)
(d)(1)	Form of Common Stock Certificate(1)
(d)(2)	Form of Subscription Certificate(13)
(d)(3)	Form of Notice of Guaranteed Delivery(13)
(d)(4)	Form of Subscription Agent Agreement(13)
(d)(5)	Form of Information Agent Agreement(13)
(d)(6)	Form of Notice to Stockholders(13)
(d)(7)	Form of Notice to Beneficial Stockholders of Common Stock(13)
(d)(8)	Form of Notice to Brokers, Banks and Other Nominees(13)
(d)(9)	Form of Beneficial Owner Election(13)
(d)(10)	Form of Nominee Holder Certification Form(13)
(d)(11)	Form of Nominee Holder Over-Subscription Exercise Form(13)
(e)	Amended and Restated Dividend Reinvestment Plan(11)
(g)	Investment Advisory Agreement by and between Registrant and Full Circle Advisors, LLC(1)
(h)(1)	Form of Dealer Manager Agreement(13)
(h)(2)	Form of Subscription Agreement(13)
(k)(1)	Administration Agreement by and between Registrant and Full Circle Service Company, LLC(1)
(k)(2)	Credit Agreement by and among Registrant, Sovereign Bank, N.A., as agent, and the lenders party thereto, dated as of June 3, 2013(3)
(k)(3)	First Amendment to Credit Agreement by and between Registrant and Sovereign Bank, N.A., as agent, dated as of September 25, 2013(7)
(k)(4)	Second Amendment to Credit Agreement by and between Registrant, Santander Bank, N.A, (formerly known as Sovereign Bank, N.A.), as agent, and the lenders party thereto, dated as of November 6, 2013(8)
(k)(5)	Third Amendment to Credit Agreement by and between Registrant, Santander Bank, N.A., as agent, and the lenders party thereto, dated as of September 12, 2014(10)
(k)(6)	Pledge Agreement by Registrant in favor of Sovereign Bank, N.A., as agent, dated as of June 3, 2013(3)
(k)(7)	Security Agreement by Registrant in favor of Sovereign Bank, N.A., as agent, dated as of June 3, 2013(3)
(k)(8)	Form of Indemnification Agreement by and between Registrant and each of its directors(1)
(k)(9)	Trademark License Agreement by and between Registrant and Full Circle Advisors, LLC(1)
(k)(10)	Form of Purchase and Sale Agreement by and between Registrant, Full Circle Partners, LP, Full Circle Fund, Ltd., Full Circle Offshore, LLC, and FCC, LLC d/b/a First Capital(2)
(l)	Opinion of Sutherland Asbill & Brennan LLP(13)
(n)(1)	Consent of Sutherland Asbill & Brennan LLP (Incorporated by reference to exhibit l hereto)
(n)(2)	Consent of Rothstein Kass(13)
(n)(3)	Consent of KPMG LLP(13)
(n)(4)	Report of Rothstein Kass(5)
(n)(5)	Report of KPMG LLP(12)
(r)(1)	Code of Ethics of Registrant(4)
(r)(2)	Code of Ethics of Full Circle Advisors, LLC(5)
99.1	Code of Business Conduct of Registrant(4)

(1)	Incorporated by reference to Registrant’s registration statement on Form N-2 Pre-Effective Amendment No. 2 (File No. 333-166302) filed on August 5, 2010.
(2)	Incorporated by reference to Registrant’s registration statement on Form N-2 Pre-Effective Amendment No. 3 (File No. 333-166302) filed on August 26, 2010.

(3)	Incorporated by reference to Registrant’s current report on Form 8-K (File No. 814-00809) filed on June 4, 2013.
(4)	Incorporated by reference to Registrant’s annual report on Form 10-K (File No. 814-00809) filed on September 13, 2013.
(5)	Incorporated by reference to Registrant’s registration statement on Form N-2 Pre-effective Amendment No. 2 (File No. 333-187207) filed on October 8, 2013.
(6)	Incorporated by reference to Registrant’s current report on Form 8-K (Items 5.02, 5.03 & 9.01) (File No. 814-00809) filed on November 7, 2013.
(7)	Incorporated by reference to Registrant’s quarterly report on Form 10-Q (File No. 814-00809) filed on November 7, 2013.
(8)	Incorporated by reference to Registrant’s current report on Form 8-K (Items 1.01, 2.03 and 9.01) (File No. 814-00809) filed on November 7, 2013.
(9)	Incorporated by reference to Registrant’s registration statement on Form N-2 Pre-effective Amendment No. 4 (File No. 333-187207) filed on November 21, 2013.
(10)	Incorporated by reference to Registrants current report on Form 8-K (Items 1.01, 2.03 and 9.01) (File No. 814-00809) filed on September 15, 2014.
(11)	Incorporated by reference to Registrant’s registration statement on Form N-2 (File No. 333-198737) filed on September 15, 2014.
(12)	Incorporated by reference to Registrant’s registration statement on Form N-2 Pre-effective Amendment No. 1 (File No. 333-198737) filed on December 16, 2014.
(13)	Incorporated by reference to Registrant’s registration statement on Form N-2 Pre-effective Amendment No. 2 (File No. 333-201593) filed on March 10, 2015.

ITEM 26. MARKETING ARRANGEMENTS

The information contained under the heading “The Offer — Distribution Arrangements” in this Registration Statement is incorporated herein by reference.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$5,553.93
FINRA filing fee	7,669.42
Printing and postage	50,000.00
Legal fees and expenses	250,000.00
Accounting fees and expenses	150,000.00
Miscellaneous	150,000.00
Total	$613,223.35

Note: All listed amounts are estimates, except for the SEC registration fee and FINRA filing fee.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

The following list sets forth each of Full Circle Capital’s subsidiaries, the state under whose laws the subsidiary is organized and the voting securities owned by Full Circle Capital, directly or indirectly, in such subsidiary:

FC New Media, Inc. (Delaware)	100%
FC New Specialty Foods, Inc. (Delaware)	100%
FC Takoda Holdings, LLC (Delaware)	100%
Full Circle West, Inc. (Delaware)	100%
TransAmerican Asset Servicing Group, Inc. (Delaware)	100%

Each of Full Circle Capital’s subsidiaries is consolidated with Full Circle Capital for financial reporting purposes.

We may be deemed to control certain portfolio companies. See “Portfolio Companies” in the prospectus.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of the Registrant’s common stock at March 6, 2015.

Title of Class	Number of Record Holders
Common Stock, par value $0.01 per share	92

ITEM 30. INDEMNIFICATION

Reference is made to Section 2-418 of the Maryland General Corporation Law, Article VII of the Registrant’s charter and Article XI of the Registrant’s Amended and Restated Bylaws.

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. The Registrant’s charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s charter authorizes the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The Registrant’s bylaws obligate the Registrant, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while serving as the Registrant’s director or officer and at the Registrant’s request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit the Registrant to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and any of the Registrant’s employees or agents or any employees or agents of the Registrant’s predecessor. In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant’s charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either case, a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Adviser and Administrator

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Full Circle Advisors, LLC (the “investment adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser’s services under the Investment Advisory Agreement or otherwise as an investment adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Full Circle Service Company, LLC and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Full Circle Service Company, LLC’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under Maryland law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each managing director, director or executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management — Board of Directors,” “Investment Advisory Agreement” and “Portfolio Management — Investment Personnel.” Additional information regarding the investment adviser and its officers and directors will be set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-71447), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Full Circle Capital Corporation, 102 Greenwich Ave., 2nd Floor, Greenwich, Connecticut 06830;
(2)	the Transfer Agent, American Stock Transfer and Trust Company, LLC, 6201 15th Ave., Brooklyn, New York 11219;
(3)	the investment adviser, Full Circle Advisors, LLC, 102 Greenwich Ave., 2nd Floor, Greenwich, Connecticut 06830; and
(4)	the sub-administrator, Conifer Financial Services LLC, 767 3rd Ave, New York, New York 10017.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

(1)	Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its net asset value per share of common stock declines more than 10% from its net asset value per share of common stock as of the effective date of this Registration Statement, or (b) its net asset value per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.
(2)	Not applicable.
(3)	Not applicable.
(4)	Not Applicable.
(5)

(a)

For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, in the State of Connecticut, on this 12th day of March, 2015.

FULL CIRCLE CAPITAL CORPORATION

/s/ Gregg J. Felton

Gregg J. Felton
Chief Executive Officer and
President

Pursuant to the requirements of the Securities Act of 1933, this Pre-effective Amendment No. 3 to the Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, in the capacities indicated, on March 12, 2015. This document may be executed by the signatories hereto on any number of counterparts, all of which shall constitute one and the same instrument.

Signature	Title
/s/ John E. Stuart John E. Stuart	Chairman of the Board of Directors
/s/ Gregg J. Felton Gregg J. Felton	Chief Executive Officer, President and Director (Principal Executive Officer)
/s/ Michael J. Sell Michael J. Sell	Chief Financial Officer, Treasurer and Secretary (Principal Financial and Accounting Officer)
* Mark C. Biderman	Director
* Edward H. Cohen	Director
* Terence B. Flynn	Director
* Thomas A. Ortwein, Jr.	Director

*	Signed by Gregg J. Felton pursuant to a power of attorney signed by each individual on January 16, 2015.